Share-based compensation expense - Schedule of Number of Awards Outstanding and Weighted Average Strike Price (Details)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Share-based Payment Arrangements [Abstract]
Average strike price in USD per share, At the beginning of the year (in USD per share) | $ / shares	$ 27.23	$ 26.45	$ 18.75
Fair value grant date (in USD per share) | $ / shares	9.63	28.22	28.62
Average strike price in USD per share, Forfeited (in USD per share) | $ / shares	23.27	24.82	19.83
Average strike price in USD per share, Exercised (in USD per share) | $ / shares	0	18.81	18.75
Average strike price in USD per share, At the end of the year (in USD per share) | $ / shares	$ 18.30	$ 27.23	$ 26.45
Number of awards, At the beginning of the year (in shares) | shares	6,640,200	4,276,973	1,020,434
Number of awards, Granted (in shares) | shares	5,754,786	2,572,008	3,347,766
Number of awards, Forfeited (in shares) | shares	(1,358,167)	(165,724)	(88,332)
Number of awards expired (in shares) | shares	(281,325)	(1,675)	0
Number of awards, Exercised (in shares) | shares	0	(41,382)	(2,895)
Number of awards, At the end of the year (in shares) | shares	10,755,494	6,640,200	4,276,973
Weighted average remaining contractual life of outstanding share options	8 years 5 months 15 days	8 years 8 months 12 days	9 years 3 months 14 days
Weighted average exercise price of share options expired in share-based payment arrangement | $ / shares	$ 27.53	$ 18.75	$ 0